Debt - Disclosure of lease liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Long-term debt (non-current)	€ 2,055	€ 1,465
Short-term debt and current portion of long-term debt (current)	€ 431	€ 339